Share based compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 12, 2022 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 CNY (¥)	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 CNY (¥)	Mar. 31, 2021 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		¥ 3,474,000	$ 489		¥ 0		¥ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value		4,119,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares				$ 5.3534		$ 0		$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares				0		0		0
Share based compensation by share based payment award options vested and expected to vest aggregate intrinsic value		¥ 3,374,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized | shares		527,602
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		¥ 4,457,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		3 years 4 months 24 days	3 years 4 months 24 days
Share-based compensation expense		¥ 2,122,000			¥ 0		¥ 0
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		¥ 2,864,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		3 years 4 months 24 days	3 years 4 months 24 days
2022 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of Shares outstanding as measured as of the last trading day	1.00%
Award, Expiration Period	10 years
Maximum aggregate number of shares that may be issued under the Plan | shares	6,500,000
Maximum number of shares increase under the plan for future issuance | shares	1,350,000